Income per Common Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share

	Six months ended June 30,
	2022	2023
Net income available to common stockholders, basic	$909	$11,452
Weighted average number of common shares, basic	10,613,424	10,754,405
Net income per common share, basic	$0.09	$1.06

Net income available to common stockholders, diluted	$909	$11,812
Weighted average number of common shares, diluted	10,613,424	12,577,390
Net income per common share, diluted	$0.09	$0.94